Commitments and Contingencies - Additional Information - Petrojarl I (Detail) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Payments made towards commitments		$ 37,619	$ 34,027
Petrojarl I FPSO [Member]
Loss Contingencies [Line Items]
Business acquisition, purchase price	$ 57,000
Estimated cost of project	$ 325,000
Operating lease arrangement period, lessor		5 years
Prepaid Expense		$ 199,100
Purchase obligation due (remainder of 2015)		87,100
Purchase obligation due in 2016		38,800
Secured long-term loan		180,000
Undrawn borrowing capacity		$ 26,500